NET LOSS PER SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
NET LOSS PER SHARE
NET LOSS PER SHARE

12.  NET LOSS PER SHARE

Basic net loss per share is computed by dividing the net loss by the weighted-average number of shares of common stock of the Company outstanding during the period. Diluted net loss per share is computed by giving effect to all common equivalent shares of the Company, including convertible preferred stock, outstanding stock options, to the extent dilutive. Basic and diluted net loss per share was the same for each period presented as the inclusion of all common equivalent shares of the Company outstanding would have been anti-dilutive.

The following table presents the calculation of basic and diluted net loss per share for the Company’s common stock:

	Nine Months Ended September 30,
	2021	2020
Numerator:
Net Loss	$(38,766)	$(16,565)
Numerator for Basic and Dilutive EPS – Loss available to common stockholders	$(38,766)	$(16,565)
Denominator:
Common Stock	5,229,877	4,630,574
Denominator for Basic and Dilutive EPS – Weighted-average common stock	5,229,877	4,630,574
Basic and dilutive loss per share	$(7.41)	$(3.58)

Since the Company was in a net loss position for all periods presented, the basic earnings per share (“EPS”) calculation excludes preferred stock as it does not participate in net losses of the Company. Additionally, net loss per share attributable to common stockholders was the same on a basic and diluted basis, as the inclusion of all common equivalent shares outstanding would have been anti-dilutive. Anti-dilutive common equivalent shares were as follows:

	Nine Months Ended September 30,
	2021	2020
Outstanding options to purchase common stock	23,635,255	6,026,335
Outstanding Hyperfine convertible preferred stock (Series A through D)	109,182,191	67,211,210
Outstanding Liminal convertible preferred stock (Series A-1 and A-2)	57,500,000	—
Total anti-dilutive common equivalent shares	190,317,446	73,237,545

12. NET LOSS PER SHARE

Basic net loss per share is computed by dividing the net loss by the weighted-average number of shares of common stock of the Company outstanding during the period. Diluted net loss per share is computed by giving effect to all potentially issuable shares of common stock of the Company, including convertible preferred stock, outstanding stock options, to the extent dilutive. Basic and diluted net loss per share was the same for each period presented as the inclusion of all potentially issuable shares of common stock of the Company outstanding would have been anti-dilutive.

The following table presents the calculation of basic and diluted net loss per share for the Company’s common stock:

	2020	2019
Numerator:
Net Loss	$(23,427)	$(19,415)
Numerator for Basic and Dilutive EPS – Loss available to common stockholders	$(23,427)	$(19,415)
Denominator:
Common Stock	4,651,127	4,486,484
Denominator for Basic and Dilutive EPS – Weighted-average common stock	4,651,127	4,486,484
Basic and dilutive loss per share	$(5.04)	$(4.33)

Since the Company was in a net loss position for all periods presented, basic earnings per share (“EPS”) calculation excludes preferred stock as it does not participate in net losses of the Company. Additionally, net loss per share attributable to common stockholders was the same on a basic and diluted basis, as the inclusion of all potential common equivalent shares outstanding would have been anti-dilutive. Anti-dilutive common equivalent shares were as follows:

	2020	2019
Outstanding options to purchase common stock	5,812,150	4,764,571
Outstanding convertible preferred stock (Series A through D)	95,010,858	67,211,210
Total anti-dilutive common equivalent shares	100,823,008	71,975,781